SELECTED STATEMENTS OF OPERATIONS DATA (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Loss resulting from devaluation of the local currency in Venezuela	$ 1,634	$ 20,452
Others [Member]
Net Investment Income [Line Items]
Loss resulting from devaluation of the local currency in Venezuela		$ 2,170